Chase Home Lending Mortgage Trust 2024-1 ABS-15G

Exhibit 99.3(a)

Report Pulled:	1/11/2024
Loan Count:	270
Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	1	0.37%
Origination/Note Date	4	1.48%
Originator Back-End DTI	3	1.11%